Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2019						41,495,957
Balance at Dec. 31, 2019	$ 0	$ 0	$ (53)	$ 0	$ (53)	$ 605,428	$ 50,789	$ (229,874)	$ (456)	$ 425,887
Net earnings (loss)						0	0	87,259	0	87,259
Other comprehensive earnings (loss)						0	0	0	2,604	2,604
Subsidiaries’ equity transactions						0	(28)	0	0	(28)
Stock option expense						$ 0	11,628	0	0	11,628
Stock options exercised (in shares)						294,238
Stock options exercised						$ 14,596	(3,086)	0	0	11,510
Dividends						$ 0	0	(28,417)	0	$ (28,417)
Issued (in shares)						1,797,359				1,260,042
Issued						$ 150,008	0	0	0	$ 150,008
Balance (in shares) at Dec. 31, 2020						43,587,554				41,495,957
Balance at Dec. 31, 2020						$ 770,032	59,303	(171,085)	2,148	$ 660,398
Net earnings (loss)						0	0	135,212	0	135,212
Other comprehensive earnings (loss)						0	0	0	(183)	(183)
Subsidiaries’ equity transactions						0	13	0	0	13
Stock option expense						$ 0	14,746	0	0	$ 14,746
Stock options exercised (in shares)						425,477				425,477
Stock options exercised						$ 27,396	(5,813)	0	0	$ 21,583
Dividends						$ 0	0	(32,047)	0	$ (32,047)
Issued (in shares)										253,280
Balance (in shares) at Dec. 31, 2021						44,013,031				43,587,554
Balance at Dec. 31, 2021						$ 797,428	$ 68,249	$ (67,920)	$ 1,965	$ 799,722